United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/2000

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfax, 5/22/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      33

Form 13F Information Table Value Total: 156,733(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                        VALUE     SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000)   PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
AMB PPTY CORP                              C   00163T109    $3,372    137300SH           SOLE               137300
APARTMENT INVT. + MGMT CO                  C   03748R101    $6,329    137400SH           SOLE               137400
AVALONBAY CMNTYS INC                       C   053484101    $8,135    170600SH           SOLE               170600
BRE PPTYS INC                              C   05564E106    $2,557     79900SH           SOLE               79900
BOSTON PPTYS INC                           C   101121101    $8,081    188200SH           SOLE               188200
BRANDYWINE RLTY TR                         C   105368203    $2,169    107100SH           SOLE               107100
CBL + ASSOC PPTYS INC                      C   124830100    $1,619     64600SH           SOLE               64600
CAMDEN PPTY TR                             C   133131102    $5,679    183200SH           SOLE               183200
CATELLUS DEV CORP                          C   149111106    $4,218    241000SH           SOLE               241000
DEVELOPERS DIVERSIFIED RLTY                C   251591103    $2,928    227400SH           SOLE               227400
DUKE WEEKS RLTY CORP                       C   264411505    $7,102    294400SH           SOLE               294400
EQUITY OFFICE PPTYS TR                     C   294741103   $12,118    390120SH           SOLE               390120
EQUITY RESIDENTIAL PPTYS TR                C    29476L10    $9,355    194900SH           SOLE               194900
KILROY RLTY CORP                           C    49427F10    $5,079    190300SH           SOLE               190300
KIMCO RLTY CORP                            C    49446R10    $4,833    114400SH           SOLE               114400
MACERICH CO                                C   554382101    $1,447     68100SH           SOLE               68100
MACK CA RLTY CORP                          C   554489104    $4,544    161200SH           SOLE               161200
MERISTAR HOSPITALITY CORP                  C    58984Y10    $4,799    237000SH           SOLE               237000
PS BUSINESS PKS INC CA                     C    69360J10    $1,597     58600SH           SOLE               58600
PAYDEN + RYGEL EXTENDED MMKT               C    7049919J      $275    274711SH           SOLE               274711
POST PPTYS INC                             C   737464107    $4,548    104400SH           SOLE               104400
PROLOGIS TR                                C   743410102    $5,011    211000SH           SOLE               211000
PUBLIC STORAGE INC                         C    74460D10    $6,860    286600SH           SOLE               286600
RECKSON ASSOCS RLTY CORP                   C    75621K10    $5,031    197300SH           SOLE               197300
REGENCY RLTY CORP                          C   758939102    $1,461     63700SH           SOLE               63700
ROUSE CO                                   C   779273101    $3,067    123000SH           SOLE               123000
SL GREEN RLTY CORP                         C    78440X10    $3,704    132000SH           SOLE               132000
SIMON PPTY GROUP INC NEW                   C   828806109    $4,474    190900SH           SOLE               190900
SPIEKER PPTYS INC                          C   848497103    $7,115    123600SH           SOLE               123600
STARWOOD HOTELS + RESORTS                  C    85590A20    $8,864    283650SH           SOLE               283650
STORAGE USA INC                            C   861907103    $3,974    130300SH           SOLE               130300
VELOCITYHSI INC                            C    92257K10       $38     15180SH           SOLE               15180
VORNADO RLTY TR                            C   929042109    $6,348    171000SH           SOLE               171000



















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